American Funds
Global Growth PortfolioSM

Summary prospectus January 1, 2013 (as supplemented August 22, 2013)	Class	Ticker
	A B C F-1 F-2 529-A 529-B 529-C 529-E 529-F-1 R-1 R-2 R-3 R-4 R-5 R-6	PGGAX PGGBX GGPCX PGGFX PGWFX CPGAX CGGBX CPGCX CGGEX CGGFX RGGAX RGGBX RGLCX RGGEX RGGFX RGGGX
Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus, dated January 1, 2013 (as supplemented April 29, 2013, and August 22, 2013), and statement of additional information, dated January 1, 2013, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.26	1.00	1.00	0.25	none	0.14	1.00	1.00
Other expenses	0.19	0.21	0.20	0.22	0.21	0.30	0.30	0.30
Acquired (underlying) fund fees and expenses	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51
Total annual fund operating expenses	1.06	1.82	1.81	1.08	0.82	1.05	1.91	1.91
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.96	1.72	1.71	0.98	0.72	0.95	1.81	1.81

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.50	0.00	0.98	0.75	0.50	0.25	none	none
Other expenses	0.25	0.31	0.18	0.47	0.27	0.19	0.15	0.12
Acquired (underlying) fund fees and expenses	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51
Total annual fund operating expenses	1.36	0.92	1.77	1.83	1.38	1.05	0.76	0.73
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.26	0.82	1.67	1.73	1.28	0.95	0.66	0.63
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Based on estimated amounts for a partial year.
[3]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Growth Portfolio / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$667	$ 883	$1,117	$1,786
B	675	963	1,176	1,929
C	274	560	971	2,118
F-1	100	334	586	1,308
F-2	74	252	445	1,004
529-A	686	920	1,170	1,878
529-B	704	1,029	1,279	2,100
529-C	304	629	1,079	2,322
529-E	148	460	793	1,727
529-F-1	104	323	558	1,226
R-1	170	547	950	2,076
R-2	176	566	981	2,140
R-3	130	427	746	1,649
R-4	97	324	570	1,274
R-5	67	233	413	933
R-6	64	223	396	897

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$175	$563	$ 976	$1,929
C	174	560	971	2,118
529-B	204	629	1,079	2,100
529-C	204	629	1,079	2,322

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

American Funds Growth Portfolio / Summary prospectus 2

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will typically have significant exposure to issuers domiciled outside the United States. The fund will seek to invest at least 25% of its net assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers domiciled outside the United States. The fund will have exposure to issuers domiciled in at least three different countries. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Growth Portfolio / Summary prospectus 3

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

American Funds Growth Portfolio / Summary prospectus 4

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on May 18, 2012, information regarding investment results is not available as of the date of this prospectus.

American Funds Growth Portfolio / Summary prospectus 5

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	1 year (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	1 year (since the series’ inception)	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	1 year (since the series’ inception)	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	1 year (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research Company
John H. Smet Senior Vice President	1 year (since the series’ inception)	Senior Vice President – Fixed Income, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	1 year (since the series’ inception)	Senior Vice President – Capital World Investors
American Funds Growth Portfolio / Summary prospectus 6

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-4225; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIPX-055-0813P Litho in USA CGD/RRD/10208	Investment Company File No. 811-22656

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

1. American Funds Global Growth Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.26	1.00	1.00	0.25	none	0.14	1.00	1.00	0.50	0.00	0.98	0.75	0.50	0.25	none	none
Other expenses	0.19	0.21	0.20	0.22	0.21	0.30	0.30	0.30	0.25	0.31	0.18	0.47	0.27	0.19	0.15	0.12
Acquired (underlying) fund fees and expenses	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51	0.51
Total annual fund operating expenses	1.06	1.82	1.81	1.08	0.82	1.05	1.91	1.91	1.36	0.92	1.77	1.83	1.38	1.05	0.76	0.73
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.96	1.72	1.71	0.98	0.72	0.95	1.81	1.81	1.26	0.82	1.67	1.73	1.28	0.95	0.66	0.63

Example

Share classes	1 year	3 years	5 years	10 years
A	$667	$ 883	$1,117	$1,786
B	675	963	1,176	1,929
C	274	560	971	2,118
F-1	100	334	586	1,308
F-2	74	252	445	1,004
529-A	686	920	1,170	1,878
529-B	704	1,029	1,279	2,100
529-C	304	629	1,079	2,322

Share classes	1 year	3 years	5 years	10 years
529-E	$148	$460	$793	$1,727
529-F-1	104	323	558	1,226
R-1	170	547	950	2,076
R-2	176	566	981	2,140
R-3	130	427	746	1,649
R-4	97	324	570	1,274
R-5	67	233	413	933
R-6	64	223	396	897

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$175	$563	$976	$1,929
C	174	560	971	2,118

Share classes	1 year	3 years	5 years	10 years
529-B	$204	$629	$1,079	$2,100
529-C	204	629	1,079	2,322

2. American Funds Growth Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.14	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.16	0.18	0.16	0.18	0.18	0.26	0.27	0.26	0.23	0.26	0.17	0.41	0.24	0.15	0.12	0.10
Acquired (underlying) fund fees and expenses	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Total annual fund operating expenses	0.94	1.73	1.71	0.98	0.73	0.95	1.82	1.81	1.28	0.81	1.72	1.71	1.29	0.95	0.67	0.65
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.84	1.63	1.61	0.88	0.63	0.85	1.72	1.71	1.18	0.71	1.62	1.61	1.19	0.85	0.57	0.55

Example

Share classes	1 year	3 years	5 years	10 years
A	$656	$ 848	$1,056	$1,655
B	666	935	1,129	1,823
C	264	529	919	2,011
F-1	90	302	532	1,192
F-2	64	223	396	897
529-A	677	890	1,119	1,769
529-B	695	1,001	1,233	2,000
529-C	294	598	1,027	2,216

Share classes	1 year	3 years	5 years	10 years
529-E	$140	$435	$750	$1,638
529-F-1	92	288	498	1,097
R-1	165	532	924	2,022
R-2	164	529	919	2,011
R-3	121	399	698	1,548
R-4	87	293	516	1,157
R-5	58	204	363	825
R-6	56	198	352	801

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$166	$535	$929	$1,823
C	164	529	919	2,011

Share classes	1 year	3 years	5 years	10 years
529-B	$195	$601	$1,033	$2,000
529-C	194	598	1,027	2,216

3. American Funds Growth and Income Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.18	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.15	0.13	0.15	0.14	0.24	0.24	0.24	0.20	0.22	0.14	0.40	0.20	0.10	0.09	0.07
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.85	1.63	1.61	0.88	0.62	0.90	1.72	1.72	1.18	0.70	1.62	1.63	1.18	0.83	0.57	0.55

Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.75	1.53	1.51	0.78	0.52	0.80	1.62	1.62	1.08	0.60	1.52	1.53	1.08	0.73	0.47	0.45

Example

Share classes	1 year	3 years	5 years	10 years
A	$647	$821	$1,010	$1,555
B	656	904	1,077	1,716
C	254	498	867	1,903
F-1	80	271	478	1,075
F-2	53	188	336	765
529-A	672	875	1,094	1,714
529-B	684	971	1,181	1,905
529-C	284	571	981	2,120

Share classes	1 year	3 years	5 years	10 years
529-E	$130	$404	$697	$1,525
529-F-1	81	253	438	966
R-1	155	501	872	1,914
R-2	156	504	877	1,924
R-3	110	365	639	1,423
R-4	75	255	451	1,016
R-5	48	173	308	704
R-6	46	166	297	680

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$156	$504	$877	$1,716
C	154	498	867	1,903

Share classes	1 year	3 years	5 years	10 years
529-B	$184	$571	$981	$1,905
529-C	184	571	981	2,120

4. American Funds Balanced Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
Share classes
A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6

Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none	0.16	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.16	0.14	0.16	0.15	0.25	0.25	0.24	0.21	0.23	0.15	0.42	0.22	0.11	0.09	0.05
Acquired (underlying) fund fees and expenses	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.84	1.61	1.59	0.86	0.60	0.86	1.70	1.69	1.16	0.68	1.60	1.62	1.17	0.81	0.54	0.50
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.74	1.51	1.49	0.76	0.50	0.76	1.60	1.59	1.06	0.58	1.50	1.52	1.07	0.71	0.44	0.40

Example

Share classes	1 year	3 years	5 years	10 years
A	$646	$818	$1,005	$1,544
B	654	898	1,067	1,696
C	252	492	856	1,881
F-1	78	264	467	1,052
F-2	51	182	325	740
529-A	668	864	1,074	1,670
529-B	682	965	1,170	1,878
529-C	281	562	965	2,088

Share classes	1 year	3 years	5 years	10 years
529-E	$128	$398	$687	$1,502
529-F-1	79	247	428	942
R-1	153	495	861	1,892
R-2	155	501	872	1,914
R-3	109	362	634	1,411
R-4	73	249	440	992
R-5	45	163	292	667
R-6	41	150	270	619

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$154	$498	$867	$1,696
C	152	492	856	1,881

Share classes	1 year	3 years	5 years	10 years
529-B	$182	$565	$970	$1,878
529-C	181	562	965	2,088

5. American Funds Income Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.29	1.00	1.00	0.25	none	0.23	1.00	1.00	0.50	0.00	0.99	0.75	0.50	0.25	none	none
Other expenses	0.14	0.16	0.14	0.16	0.15	0.24	0.25	0.24	0.21	0.24	0.13	0.41	0.23	0.13	0.09	0.06
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.84	1.57	1.55	0.82	0.56	0.88	1.66	1.65	1.12	0.65	1.53	1.57	1.14	0.79	0.50	0.47
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.74	1.47	1.45	0.72	0.46	0.78	1.56	1.55	1.02	0.55	1.43	1.47	1.04	0.69	0.40	0.37

Example

Share classes	1 year	3 years	5 years	10 years
A	$646	$818	$1,005	$1,544
B	650	886	1,046	1,663
C	248	480	835	1,837
F-1	74	252	445	1,004
F-2	47	169	303	692
529-A	670	869	1,084	1,692
529-B	678	952	1,150	1,850
529-C	277	549	945	2,045

Share classes	1 year	3 years	5 years	10 years
529-E	$124	$385	$665	$1,457
529-F-1	76	237	411	906
R-1	146	474	825	1,815
R-2	150	486	846	1,859
R-3	106	352	618	1,377
R-4	70	242	429	969
R-5	41	150	270	619
R-6	38	141	253	582

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years

B	$150	$486	$846	$1,663
C	148	480	835	1,837

Share classes	1 year	3 years	5 years	10 years
F-1	$178	$552	$950	$1,850
F-2	177	549	945	2,045

6. American Funds Tax-Advantaged Income Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30	0.99	1.00	0.24	none
Other expenses	0.19	0.21	0.19	0.21	0.19
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.95	1.66	1.65	0.91	0.65
Fee waiver[3]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.85	1.56	1.55	0.81	0.55

Example

Share classes	1 year	3 years	5 years	10 years
A	$459	$657	$ 871	$1,489
B	659	914	1,093	1,768
C	258	511	888	1,946

Share classes	1 year	3 years	5 years	10 years
F-1	$83	$280	$494	$1,110
F-2	56	198	352	801

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$159	$514	$893	$1,768
C	158	511	888	1,946

7. American Funds Preservation Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
Share classes

	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.17	0.18	0.17	0.18	0.18	0.27	0.27	0.27	0.23	0.28	0.18	0.46	0.26	0.17	0.12	0.10
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.88	1.59	1.58	0.84	0.59	0.88	1.68	1.68	1.14	0.69	1.59	1.62	1.17	0.83	0.53	0.51
Fee waiver and/or expense reimbursement[3]	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.12	0.15	0.12	0.12	0.12	0.13	0.12	0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.47	1.46	0.72	0.47	0.76	1.56	1.56	1.02	0.54	1.47	1.50	1.05	0.70	0.41	0.40

Example

Share classes	1 year	3 years	5 years	10 years
A	$326	$512	$ 714	$1,296
B	650	890	1,054	1,688
C	249	487	849	1,868
F-1	74	256	454	1,026
F-2	48	177	317	726
529-A	346	551	772	1,400
529-B	678	957	1,158	1,865
529-C	278	557	958	2,076

Share classes	1 year	3 years	5 years	10 years
529-E	$124	$389	$674	$1,478
529-F-1	75	245	428	950
R-1	150	490	854	1,879
R-2	153	499	870	1,912
R-3	107	360	632	1,410
R-4	72	252	448	1,013
R-5	42	158	284	653
R-6	41	152	274	630

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$150	$490	$854	$1,688
C	149	487	849	1,868

Share classes	1 year	3 years	5 years	10 years
529-B	$178	$557	$958	$1,865
529-C	178	557	958	2,076

8. American Funds Tax-Exempt Preservation Portfolio

Annual fund operating expenses[2] (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30	0.99	1.00	0.25	none
Other expenses	0.19	0.20	0.19	0.19	0.18
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.90	1.60	1.60	0.85	0.59
Fee waiver and/or expense reimbursement[3]	0.14	0.13	0.14	0.12	0.12
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.47	1.46	0.73	0.47

Example

Share classes	1 year	3 years	5 years	10 years
A	$326	$516	$ 723	$1,318
B	650	892	1,059	1,701
C	249	491	858	1,888

Share classes	1 year	3 years	5 years	10 years
F-1	$75	$259	$460	$1,038
F-2	48	177	317	726

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$150	$492	$859	$1,701
C	149	491	858	1,888

Keep this supplement with your summary prospectus and/or prospectus

MFGEBS-065-0813P Printed in USA CGD/AFD/10039-S39669